UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)              (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2017
For the period from July 1, 2017 through December 31, 2017
(Unaudited)

Ultra Short Prime Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Ultra Short Prime Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Ultra Short Prime Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Ultra Short Prime Fund:

See Our Web site @ govpartnersfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Ultra Short Prime Fund

Schedule of Investments
(Unaudited)

As of December 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 14.54%
Bank of Nova Scotia	$500,000	1.400%	1/17/2018	$499,955
Landesbank Hessen - New York	400,000	1.450%	1/3/2018	400,000
Oversea Chinese Bank	300,000	1.360%	1/5/2018	299,997
Oversea Chinese Bank	250,000	1.380%	1/24/2018	249,986
Royal Bank of Canada	250,000	1.692%	4/26/2018	250,013
Svenska Handelsbanken	520,000	1.507%	1/8/2018	520,016
Westpac Banking Corporation	250,000	1.520%	1/12/2018	250,005
Westpac Banking Corporation	375,000	1.490%	2/23/2018	374,900

Total Certificates of Deposit (Cost $2,845,001)				2,844,872

COMMERCIAL PAPER - 59.36%
Abbey National Treasury Service	481,000	0.000%	1/2/2018	480,925
Abn Amro Funding USA LLC	500,000	0.000%	1/10/2018	499,744
Apple, Inc.	250,000	0.000%	1/22/2018	249,759
Bank Tokyo-Mitsubishi Ltd.	350,000	0.000%	1/4/2018	349,911
Bank Tokyo-Mitsubishi Ltd.	400,000	0.000%	1/19/2018	399,633
Barclay's Bank PLC	450,000	0.000%	1/2/2018	449,928
BNP Paribas - New York Branch	250,000	0.000%	1/18/2018	249,791
BPCE SA	500,000	0.000%	1/4/2018	499,882
Canadian Imperial Bank	500,000	0.000%	2/9/2018	499,162
* CPPIB Capital, Inc.	300,000	0.000%	1/3/2018	299,939
Credit Agricole Corporate and Investment Bank	450,000	0.000%	1/2/2018	449,929
Danske Corp.	450,000	0.000%	2/8/2018	449,197
DBS Bank Limited	500,000	0.000%	2/5/2018	499,163
DnB Bank ASA	250,000	0.000%	1/19/2018	250,081
DnB Bank ASA	250,000	0.000%	2/9/2018	249,565
European Investment Bank	500,000	0.000%	1/22/2018	499,511
JP Morgan Securities LLC	240,000	0.000%	1/23/2018	239,742
JP Morgan Securities LLC	200,000	0.000%	2/1/2018	199,705
Kreditanstalt Fur Wiederaufbau	500,000	0.000%	1/5/2018	499,869
National Bank of Canada - New York Branch	500,000	0.000%	1/8/2018	499,794
NRW Bank	500,000	0.000%	1/19/2018	499,555
* Ontario Teachers Finance Trust	470,000	0.000%	1/2/2018	469,921
Skandinaviska Enskilda Banken A	250,000	0.000%	2/1/2018	249,654
Skandinaviska Enskilda Banken A	250,000	0.000%	2/8/2018	249,579
Societe Generale North America	560,000	0.000%	1/31/2018	559,210
The Coca-Cola Company	500,000	0.000%	1/5/2018	499,861
Toyota Motor Credit Corporation	275,000	0.000%	1/19/2018	274,774
Toyota Motor Credit Corporation	500,000	0.000%	5/1/2018	497,176
United Overseas Bank Limited	500,000	0.000%	1/8/2018	499,794

Total Commerical Paper (Cost $11,615,404)				11,614,754
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 20.81%
Bank of New York Mellon Corp.	$330,000	1.300%	1/25/2018	$329,942
Bank of New York Mellon Corp.	375,000	1.350%	3/6/2018	374,918
Berkshire Hathaway, Inc.	850,000	1.550%	2/9/2018	849,743
BNZ International Funding Ltd.	500,000	1.527%	1/8/2018	500,018
Chubb Corp.	215,000	5.750%	5/15/2018	217,794
John Deere Capital Corp.	350,000	1.350%	1/16/2018	349,921
Lloyd's Bank PLC	250,000	1.672%	10/26/2018	250,033
PNC Bank National Association	700,000	1.500%	2/23/2018	699,921
The Charles Schwab Corp.	500,000	1.500%	3/10/2018	499,817

Total Corporate Bonds (Cost $4,073,549)				4,072,107

SUPRANATIONAL AGENCY OBLIGATIONS - 4.66%
Inter-American Development Bank	750,000	0.875%	3/15/2018	749,151
International Bank for Reconstruction
& Development	163,000	1.375%	4/10/2018	162,726

Total Supranational Agency Obligations (Cost $912,451)				911,877

SHORT-TERM INVESTMENT - 0.08%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 1.05%		15,262	15,262

Total Short-Term Investment (Cost $15,262)				15,262

Total Value of Investments (Cost $19,461,667) - 99.45%				$19,458,872

Other Assets Less Liabilities - 0.55%				108,972

Net Assets - 100%				$19,567,844

§ Represents 7 day effective yield
*	Each security represents 144a security and 0.02% of net assets but is not considered a material portion of the Fund.

The following acronyms or abbreviations are used in this portfolio:
PLC - Public Limited Company	LLC - Limited Liability Company

Summary of Investments
		% of Net
		Assets	Value
Certificates of Deposit		14.54%	$2,844,872
Commercial Paper		59.36%	11,614,754
Corporate Bonds		20.81%	4,072,107
Supranational Agency Obligations		4.66%	911,877
Short-Term Investment		0.08%	15,262
Other Assets Less Liabililties		0.55%	108,972
Total Net Assets		100.00%	$19,567,844

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2017

Assets:
Investments, at value (cost $19,461,667)	$19,458,872
Due to custodian	4,129
Receivables:
Interest	37,061
Due from advisor	73,784
Prepaid expenses:
Compliance fees	12,416
Other operating expenses	3,765
Professional fees	2,440
Shareholder fulfillment fees	486
Registration and filing expenses	371
Transfer agent fees	117
Security pricing fees	77
Trustee fees and meeting expenses	13

Total assets	19,593,531

Liabilities:
Payables:
Distributions	23,194
Accrued expenses:
Fund accounting fees	1,575
Custody fees	684
Administration fees	152
Insurance fees	82

Total liabilities	25,687

Total Net Assets	$19,567,844

Net Assets Consist of:
Paid in Capital	$19,569,830
Accumulated net realized gain on investments	809
Net unrealized depreciation on investment transactions	(2,795)

Total Net Assets	$19,567,844
Shares Outstanding, no par value (unlimited authorized shares)	19,569,830
Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2017

Investment Income:
Interest	$164,983

Total Investment Income	164,983

Expenses:
Fund accounting fees (note 2)	11,967
Administration fees (note 2)	11,967
Advisory fees (note 2)	11,764
Professional fees	9,823
Compliance fees (note 2)	8,477
Trustee fees and meeting expenses	4,987
Custody fees (note 2)	1,728
Transfer agent fees (note 2)	1,307
Other operating expenses	1,235
Insurance fees	1,047
Registration and filing expenses	997
Shareholder fulfillment fees	249
Security pricing fees	49

Total Expenses	65,597

Expenses reimbursed by Administrator (note 2)	(44,030)

Net Expenses	21,567

Net Investment Income	143,416

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	804
Net change in unrealized appreciation on investments	4,360

Net Realized and Unrealized Gain on Investments	5,164

Net Increase in Net Assets Resulting from Operations	$148,580

See Notes to Financial Statements

Ultra Short Prime Fund

Statements of Changes in Net Assets

	December 31,	June 30,
For the fiscal periods ended	2017 (a)	2017 (b)

Operations:
Net investment income	$143,416	$121,155
Net realized gain from investment transactions	804	333
Capital gain distributions from underlying funds	-	5
Net change in unrealized appreciation (depreciation)
on investments	4,360	(7,155)

Net Increase in Net Assets Resulting from Operations	148,580	114,338

Distributions to Shareholders From:
Net investment income	(143,749)	(121,155)

Decrease from Distributions to Shareholders	(143,749)	(121,155)

Beneficial Interest Transactions:
Shares sold	-	109,500,010
Reinvested dividends and distributions	142,214	90,201
Shares repurchased	(16,162,585)	(74,000,010)

Increase (Decrease) from Beneficial Interest Transactions	(16,020,371)	35,590,201

Net Increase (Decrease) in Net Assets	(16,015,540)	35,583,384

Net Assets:
Beginning of period	35,583,384	-
End of period	$19,567,844	$35,583,384

Accumulated Earnings	$-	$338

Share Information:
Shares Sold	-	109,500,010
Reinvested dividends and distributions	142,214	90,201
Shares Repurchased	(16,162,585)	(74,000,010)
Net Increase (Decrease) in Shares of Beneficial Interest	(16,020,371)	35,590,201

(a) Unaudited.
(b)	For a share outstanding during the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017.

See Notes to Financial Statements

Ultra Short Prime Fund

Financial Highlights

For a share outstanding during each	December 31,		June 30,
of the fiscal periods ended	2017	(e)	2017	(f)

Net Asset Value, Beginning of Period	$1.00		$1.00

Income from Investment Operations
Net investment income	0.01		0.00
Net realized and unrealized gain on investments	0.00	(d)	0.00	(d)

Total from Investment Operations	0.01		0.00

Distributions to Shareholders
From net investment income	(0.01)		(0.00)	(d)

Total from Distributions to Shareholders	(0.01)		(0.00)

Net Asset Value, End of Period	$1.00		$1.00

Total Return	0.58%	(b)	0.43%	(b)

Net Assets, End of Period (in thousands)	$19,568		$35,583

Ratios of:
Gross Expenses to Average Net Assets (c)	0.499%	(a)	0.526%	(a)
Net Expenses to Average Net Assets (c)	0.165%	(a)	0.164%	(a)
Net Investment Income to Average Net Assets	1.089%	(a)	0.719%	(a)

Portfolio turnover rate	39.60%	(b)	3.91%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Less than $0.01 per share.
(e) Unaudited.
(f)	For a share outstanding during the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017.

See Notes to Financial Statements

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

1.     Organization and Significant Accounting Policies

The Ultra Short Prime Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust, originally the Hanna Investment Trust, was organized as a Delaware statutory trust on July 30, 2010.  The Hanna Investment Trust was subsequently named the Vertical Capital Investors Trust on February 7, 2014.   The current name of the Trust, known as the Leeward Investment Trust, was effective on July 1, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund commenced operations on November 16, 2016. The investment objective of the Fund is to provide capital preservation, a high degree of liquidity, and a high level of current income.  The Fund seeks to achieve its investment objective by investing in a diversified group of high quality fixed income instruments and other short-term obligations denominated in U.S. dollars, including but not limited to certificates of deposit, banker's acceptances, commercial paper, corporate bonds or notes, municipal securities, supranational securities, and repurchase agreements.  Western Asset Management Company ("WAMCo") (the "Advisor") will target investing in securities with remaining maturities of 397 days or less.  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in securities with maturities in excess of 397 days.  Under normal circumstances, the Advisor will target investing in fixed income securities rated "A" or "A-1" or better, or its equivalent, by one or more nationally recognized securities ratings organizations (S&P, Moody's, Fitch, each, and "NRSRO").  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in lower rated securities, but under no circumstances will the Fund invest in below investment grade securities.
Shares in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of the Securities Act of 1933.  All investments in the Fund are made without a sales load.  Investment in the Fund may only be made by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions; other investment companies; or certain other entities which are "accredited investors," as that term is defined under the Securities Act of 1933.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Board" or the "Trustees").  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Certificates of Deposit	$2,844,872	$-	$2,844,872	$-
Commercial Paper	11,614,754	-	11,614,754	-
Corporate Bonds	4,072,107	-	4,072,107	-
Supranational Agency Obligations	911,877	-	911,877	-
Short-Term Investment	15,262	15,262	-	-
Total Assets	$19,458,872	$15,262	$19,443,610	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended December 31, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.09% of the Fund's average daily net assets on the first $500 million and 0.08% of the Fund's average daily net assets for assets over $500 million.

For the period from July 1, 2017 through September 18, 2017, Chandler Asset Management, Inc. served as the advisor to the Fund.  During this period, $6,192 in advisory fees were incurred by the Fund, all of which were waived by the advisor.

For the period from September 19, 2017 through December 31, 2017, Western Asset Management Company served as the Advisor to the Fund.  During this period, $5,572 in advisory fees were incurred by the Fund.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company (the "Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.

The Administrator has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which the Administrator has agreed to waive or reduce its fees and to repay the Advisor of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.165% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until October 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.   The Administrator is responsible for any amount in excess of the Expense Limitation of 0.165% of the Fund.  For the fiscal period from July 1, 2017 through December 31, 2017, the Administrator reimbursed the Fund for $44,030 in expenses exceeding the Fund's Expense Limitation.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All asset levels	0.03%	All asset levels	0.75%	$2,000	0.02%	$150 per state
		*Minimum monthly fees of $2,000 for Administration.

The Fund incurred $11,967 in administration fees, $11,967 in fund accounting fees, and $1,728 in custody fees for the fiscal period from July 1, 2017 through December 31, 2017.

Compliance Services
For the period from July 1, 2017 through October 20, 2017, Barge Consulting, LLC provided services as the Trust's Chief Compliance Officer.  Barge Consulting, LLC was entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund during that period.

For the period from December 5, 2017 through December 31, 2017, Cipperman Compliance Services, LLC provided services as the Trust's Chief Compliance Officer (the "CCO").  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

For the period from October 21, 2017 through December 4, 2017, the Fund did not have an approved Chief Compliance Officer in place, but Cipperman Compliance Services, LLC assumed the duties and responsibilities of an active Chief Compliance Officer during that time period until the Board of Trustees approved Cipperman Compliance Services, LLC on December 5, 2017.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.     Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $1,250 per Fund each quarter during the year.  Previously, during the fiscal year ended June 30, 2017, the Independent Trustees received $2,000 each year for the Fund.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

4.     Purchases and Sales of Investment Securities

For the fiscal period ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$256,232,984	$ 10,471,621

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended December 31, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns and, for the fiscal period ended June 30, 2017 and during the open period ended June 30, 2017, determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period from July 1, 2017 through December 31, 2017, the Fund did not incur any interest or penalties.

Distributions during the fiscal periods ended were characterized for tax purposes as follows:

	December 31, 2017	June 30, 2017
Ordinary Income	$ 143,749	$ 121,155

For the fiscal period ended December 31, 2017, no reclassifications were made.

At December 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,461,667

Gross Unrealized Appreciation	$361
Gross Unrealized Depreciation	(3,156)
Net Unrealized Depreciation	$(2,795)

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

7.     Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

8.     Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions
Per share distributions during the subsequent period for record date and pay date January 31, 2018 were as follows:

January 31, 2018
Ordinary Income	$ 31,757

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Ultra Short Prime Fund

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended December 31, 2017.

During the fiscal period, the Fund paid $143,749 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,005.80	$0.83
	$1,000.00	$1,024.37	$0.84
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.165%, for the period, multiplied by 184/365 (to reflect the six month period).

5.     Approval of Investment Advisory Agreement
In connection with a regular meeting held on August 8, 2017, the Board, including a majority of the Independent Trustees,  discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor (the "15(c) Response").

1. The nature, extent, and quality of the services provided by the Advisor. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services, its research and recommendations with respect to portfolio securities, as well as its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among their service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.

2. The investment performance of the Fund and Advisor. In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund had performance history from another investment adviser. It was noted that the Advisor would replace the current investment adviser for the Fund. After further discussion, the Trustees considered the experience of the personnel of the Advisor in managing other assets, and determined that the performance of the Advisor was satisfactory.

3. The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund. In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees noted that the management fee would remain the same as the fee currently in place.

The Trustees reviewed the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the Advisor's plans to increase the asset levels of the Fund; and the overall expenses of the Fund.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

4. The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. The Trustees reviewed the Fund's fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

5. The Advisor's practices regarding brokerage and portfolio transactions. In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Advisor does not currently allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

6. The Advisor's practices regarding conflicts of interest. In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the management agreement was in the best interests of the Fund and its shareholders.

6.     Shareholder Votes

At a meeting of the Shareholders on September 18, 2017, the Advisor received the necessary shareholder votes for approval of the Interim Investment Advisory Agreement for the Fund.
A total of 30,646,167.160 shares of the Fund were entitled to vote at the shareholder meeting. It was noted that 20,563,563.680 shares voted in favor of the item, no shares voted against the item, and no shares abstained from voting on the item.  Since both a majority of the shares of the Fund and more than 67% of the shares of the Fund present voted in favor of the item, the proposal to approve the Interim Advisory Agreement for the Ultra Short Prime Fund was approved.

Ultra Short Prime Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Western Asset Management Company
116 South Franklin Street	385 East Colorado Boulevard
Post Office Drawer 4365	Pasadena, California 91101
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	govpartnersfunds.com

Item 2.     CODE OF ETHICS.
Not applicable.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.     SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.    CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    EXHIBITS.

(a)(1)      Not applicable.
(a)(2)      Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)      Not applicable.

(b)          Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: March 7, 2018	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: March 7, 2018	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: March 7, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Ultra Short Prime Fund